GOODWILL	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

Following the Company's acquisitions in 2017, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017
	Customer Engagement	Financial Crime and Compliance	Total

As of January 1, 2017	$1,022,198	$262,512	$1,284,710

Acquisitions (*)	24,346	-	24,346
Functional currency translation adjustments	7,378	1,808	9,186

As of December 31, 2017	$1,053,922	$264,320	$1,318,242

	Year ended December 31, 2016
	Customer Engagement	Financial Crime and Compliance	Total

As of January 1, 2016	$384,808	$266,304	$651,112

Acquisitions (**)	651,892	-	651,892
Functional currency translation adjustments	(14,502)	(3,792)	(18,294)

As of December 31, 2016	$1,022,198	$262,512	$1,284,710

(*)	Includes a reduction of $3,799 of goodwill in respect of 2016 acquisition resulted from a finalization of purchase price allocation.

(**)	Including a goodwill balance of $559,372 related to the acquisition of inContact.